Note 14 - Stockholders' Equity (Details Textual) - USD ($)															1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 28, 2018	Sep. 07, 2018	Sep. 06, 2018	Aug. 02, 2018	May 02, 2018	Mar. 01, 2018	Feb. 23, 2018	Feb. 21, 2018	Feb. 15, 2018	Feb. 07, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 22, 2018	Jan. 18, 2018	Feb. 15, 2018	Jun. 30, 2017	Feb. 28, 2017	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 28, 2019	Mar. 26, 2018	Feb. 20, 2018	Jan. 23, 2018	Dec. 31, 2016	Mar. 26, 2016	Dec. 31, 2015
Common Stock, Shares Authorized													150,000,000						250,000,000		250,000,000	250,000,000				250,000,000
Common Stock, Par or Stated Value Per Share																			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized																					1,532,500
Preferred Stock, Par or Stated Value Per Share																					$ 0.001	$ 0.001
Preferred Stock, Shares Designated																					1,532,500	1,532,500
Stock Issued During Period, Shares, New Issues																	500,000
Stock Issued During Period, Value, New Issues																	$ 150,000	$ 3,000,000			$ 3,000,000	$ 350,000
Shares Issued, Price Per Share																	$ 0.30
Class of Warrant or Right, Granted in Period																	2				31,700,002	3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.14		$ 0.14	$ 0.24					$ 0.30
Proceeds from Warrant Exercises																				$ 120,000	$ 120,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													6,000,000
Preferred Stock, Shares Outstanding, Ending Balance																					0
Stock Repurchased and Retired During Period, Value																					$ 366,707
Repurchase of Shares in Conjunction with License Agreement, Value																					$ 144,639
Share Price																					$ 0.03		$ 0.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value
Stock Issued During Period, Value, Warrants Exercised																		120,000			$ 120,000
Proceeds from Issuance of Warrants																				100	$ 100
Revolution Blockchain, LLC [Member]
Equity Method Investment, Ownership Percentage																								4.00%				4.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																					$ 0.41
The 2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													6,000,000													18,000,000			6,000,000
The 2015 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expense																			70,831	91,155	$ 162,067	$ 173,552
The 2015 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Certain Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								10,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.42
The 2015 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Vice President of Finance and Accounting [Member]
Share-based Payment Arrangement, Expense																			$ 737,919	$ 533,021	1,279,201
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Total Value				$ 17,500
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total				$ 17,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.07
TapGames [Member] | Games Revenue Share and Stock Repurchase Agreement [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares	7,646,446
Repurchase of Shares in Conjunction with License Agreement, Price Per Share	$ 0.02
Repurchase of Shares in Conjunction with License Agreement, Value	$ 144,639
Private Placement [Member]
Stock Issued During Period, Shares, New Issues									4,645,835	8,562,499		11,791,668			25,000,002
Stock Issued During Period, Value, New Issues									$ 557,500	$ 1,027,500		$ 1,415,000
Shares Issued, Price Per Share									$ 0.12	$ 0.12		$ 0.12			$ 0.12
Warrants and Rights Outstanding, Term									5 years						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.144						$ 0.144
Proceeds from Issuance of Private Placement									$ 498,303	$ 920,680		$ 1,162,804
Private Placement, Agent Fees									10.00%	10.00%		10.00%
Conversion from Series A-1 Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted													1,500
Conversion of Stock, Shares Issued													6,000,000
Conversion Series B Stock to Common Stock [Member]
Conversion of Stock, Shares Converted					500
Conversion of Stock, Shares Issued					4,166,667
Warrant 1 [Member]
Warrants and Rights Outstanding, Term																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.12			$ 0.30
Warrant 2 [Member]
Warrants and Rights Outstanding, Term																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.36
Warrants 1 and 2 [Member]
Proceeds from Warrant Exercises														$ 120,000
Stock Issued During Period, Share, Warrants Exercised														1,000,000
Common Stock Purchase Warrants [Member]
Warrants and Rights Outstanding, Term																3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.20
Common Stock Purchase Warrants [Member] | Private Placement [Member]
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												11,791,668
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.144
Investor Warrants [Member]
Warrants and Rights Outstanding, Term																3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.20
Investor Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									4,645,835	8,562,499					4,645,835
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.144	$ 0.144					$ 0.144
February 2017 Stock Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.12
Stock Issued During Period, Value, Warrants Exercised											$ 120,000
Placement Agent Warrants [Member]
Warrants and Rights Outstanding, Term									5 years						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									5,000,000						5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.15						$ 0.15
Westpark Capital, Inc. Warrant [Member]
Warrants and Rights Outstanding, Term						3 years																			180 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Share-based Payment Arrangement, Expense																		416,006			416,006
Proceeds from Issuance of Warrants						$ 100												100			100
Warrants and Rights Outstanding																		$ 416,106			$ 416,106
Warrants Issued With the Purchase of Revolution Blockchain [Member]
Warrants and Rights Outstanding, Term																								3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 0.25
Warrants, Fair Value Disclosure																								$ 35,385
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input																								0
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																								2.0965
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input																								0.019
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term																								3 years
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																					840
Preferred Stock, Par or Stated Value Per Share																			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																			0		840	840
Convertible Securities, Shares Exchanged							420									10,926,829
Preferred Stock, Shares Outstanding, Ending Balance																			0		0	420
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																					1,500
Preferred Stock, Par or Stated Value Per Share																			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																			0		1,500	1,500
Stock Issued During Period, Shares, Conversion of Convertible Securities																1,500
Preferred Stock, Shares Outstanding, Ending Balance													1,500						0		0	1,500
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																					1,854
Preferred Stock, Shares Designated																					1,854
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,854
Preferred Stock, Shares Outstanding, Ending Balance																				1,854
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share							$ 1,000												$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Designated																			0		1,854	0
Preferred Stock, Shares Outstanding, Ending Balance		0																	0		0	0
Stock Repurchased and Retired During Period, Shares		1,354
Stock Repurchased and Retired During Period, Share Price		$ 270.83
Stock Repurchased and Retired During Period, Value		$ 366,707
Convertible Preferred Stock Terms of Conversion, Shares Issuable		11,283,333	11,283,333
Convertible Preferred Stock, Conversion Price Per Share		$ 0.0325	$ 0.0325				$ 0.12